Pension obligations (Schedule of fair value of plan assets) - (Details) - Pension obligations [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Obligations [Line Items]
Plan assets, at fair value	$ 94.5	$ 94.2	$ 106.0
Level 1 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	35.6	34.1
Level 2 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	58.9	60.1
Level 3 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	0.0	0.0
Money market instruments [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	1.0	1.1
Money market instruments [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	1.0	1.1
Money market instruments [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0.0	0.0
Money market instruments [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0.0	0.0
Pooled equity funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	34.6	33.0
Pooled equity funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	34.6	33.0
Pooled equity funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Pooled equity funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Pooled fixed income funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	58.5	59.6
Pooled fixed income funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Pooled fixed income funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	58.5	59.6
Pooled fixed income funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Balanced funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.4	0.5
Balanced funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.0	0.0
Balanced funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0.4	0.5
Balanced funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	$ 0.0	$ 0.0